SCHEDULE OF INPUTS TO OPTION PRICING MODEL (Details) - $ / shares	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Expected dividend yield		0.00%	0.00%
Latest private placement price		$ 2.49	$ 0.95
Expected share price volatility		125.83%
Risk free interest rate		1.68%
Expected life of options		5 years	5 years
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected share price volatility			125.18%
Risk free interest rate			0.42%
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected share price volatility			127.03%
Risk free interest rate			1.11%
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%		0.00%
Latest private placement price	$ 2.49		$ 0.95
Expected share price volatility	141.63%		144.13%
Risk free interest rate	3.14%		1.02%
Expected life of options	2 years 7 months 28 days		3 years 1 month 28 days